Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income
Net margins including noncontrolling interest	$ 52,924	$ 62,853
Other comprehensive income (loss):
Unrealized loss on securities available for sale	(125)
Unrecognized actuarial loss on postretirement benefit obligation	1,528	(4,194)
Reclassification adjustment for actuarial (gain) loss on postretirement benefit obligation included in net income	14	31
Other comprehensive income (loss)	1,417	(4,163)
Comprehensive income including noncontrolling interest	54,341	58,690
Net comprehensive loss attributable to noncontrolling interest	489	1,383
Comprehensive income attributable to the Association	$ 54,830	$ 60,073